Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Securities held to maturity, fair values	$ 204,277	$ 227,964
Preferred stock, par value (in usd per share)	$ 1	$ 1
Preferred stock, shares authorized	5,000,000	5,000,000
Liquidation preference (per share)	$ 10,000	$ 10,000
Preferred stock, shares issued	13,750	13,750
Preferred stock, shares outstanding	13,750	13,750
Common stock, par value (in usd per share)	$ 1	$ 1
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	54,796,231	53,872,272
Common stock, shares outstanding	54,796,231	53,872,272